CAPITAL LEASE (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule of Long-term Obligations Under Capital Leases

(in thousands of $)	2015	2014
Total obligations under capital lease	143,112	150,997

Schedule of Future Minimum Lease Payments for Capital Leases
As of December 31, 2015, we are committed to make quarterly minimum capital lease payments (including interest), as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease
2016	7,442
2017	7,723
2018	8,030
2019	8,338
2020	8,650
2021 and thereafter	192,476
Total minimum lease payments	232,659
Less: Imputed interest	(89,547)
Present value of minimum lease payments	143,112